UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      The Cincinnati Specialty Underwriters Insurance Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number:   28-12741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

    /s/ Martin F. Hollenbeck           Fairfield, Ohio         August  5, 2011
--------------------------------   -----------------------   -------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers           1
                                           -----------

Form 13F Information Table Entry Total:     16
                                           -----------

Form 13F Information Table Value Total      29,960
                                           -----------
                                           (thousands)

List of Other Included Managers:

No.     File No.        Name
01      028-10798       Cincinnati Financial Corporation

                                         Column 2        Column 3      Column 4          Column 5
              Issuer                  Title of Class      Cusip        FMV (000)     Shares/Principal   SH/PRN
3M CO                                COMMON             88579Y101          3,803               40,100     SH
AUTOMATIC DATA PROCESSING            COMMON             053015103          2,476               47,000     SH
CISCO SYSTEMS INC                    COMMON             17275R102            390               25,000     SH
EMERSON ELECTRIC CO                  COMMON             291011104          1,125               20,000     SH
HASBRO INC                           COMMON             418056107          1,318               30,000     SH
INTL BUSINESS MACHINES CORP          COMMON             459200101          1,372                8,000     SH
JP MORGAN CHASE                      COMMON             46625H100          1,904               46,500     SH
LEGGETT & PLATT INC                  COMMON             524660107          2,316               95,000     SH
MICROSOFT CORP                       COMMON             594918104          1,560               60,000     SH
NORTHERN TRUST CORP                  COMMON             665859104          1,324               28,800     SH
NUCOR CORP                           COMMON             670346105          1,360               33,000     SH
PRAXAIR INC                          COMMON             74005P104          1,409               13,000     SH
SPECTRA ENERGY CORP                  COMMON             847560109          4,002              146,000     SH
SYSCO CORP                           COMMON             871829107          2,183               70,000     SH
UNITED TECHNOLOGIES CORP             COMMON             913017109          2,301               26,000     SH
VERIZON COMMUNICATIONS INC           COMMON             92343V104          1,117               30,000     SH
                                                                          29,960

                                        Column 6         Column 7       Column 8
              Issuer                 Investment Dis      Oth Mgrs         Sole         Shared       None
3M CO                                SHARED-OTHER           01             -              40,100      -
AUTOMATIC DATA PROCESSING            SHARED-OTHER           01             -              47,000      -
CISCO SYSTEMS INC                    SHARED-OTHER           01             -              25,000      -
EMERSON ELECTRIC CO                  SHARED-OTHER           01             -              20,000      -
HASBRO INC                           SHARED-OTHER           01             -              30,000      -
INTL BUSINESS MACHINES CORP          SHARED-OTHER           01             -               8,000      -
JP MORGAN CHASE                      SHARED-OTHER           01             -              46,500      -
LEGGETT & PLATT INC                  SHARED-OTHER           01             -              95,000      -
MICROSOFT CORP                       SHARED-OTHER           01             -              60,000      -
NORTHERN TRUST CORP                  SHARED-OTHER           01             -              28,800      -
NUCOR CORP                           SHARED-OTHER           01             -              33,000      -
PRAXAIR INC                          SHARED-OTHER           01             -              13,000      -
SPECTRA ENERGY CORP                  SHARED-OTHER           01             -             146,000      -
SYSCO CORP                           SHARED-OTHER           01             -              70,000      -
UNITED TECHNOLOGIES CORP             SHARED-OTHER           01             -              26,000      -
VERIZON COMMUNICATIONS INC           SHARED-OTHER           01             -              30,000      -
